OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued Liabilities, Current		$ 73,196	$ 118,860
Accrued interest	$ 136,250	11,000
Accrued payroll		62,196.75
Escrow deposit payable	250,000	5,000
Security deposit liability	17,700	1,700
Maintenance fees	7,527
Hospitality tax	1,863	459
Business tax payable	3,946
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	533,170	75,356	$ 118,860
Accrued payroll	$ 115,911	$ 62,197